Receivables	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Receivables

9. RECEIVABLES

Financing Receivables, net

A summary of financing receivables as of June 30, 2018 and December 31, 2017 is as follows:

	June 30, 2018	December 31, 2017
	(in millions)
Retail	$9,076	$9,725
Wholesale	9,804	10,001
Other	77	69
Total	$18,957	$19,795

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of June 30, 2018 and December 31, 2017 is as follows (in millions):

	June 30, 2018
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$21	$8	$—	$29	$6,330	$6,359	$15	$6,374
EMEA	2	2	9	13	231	244	20	264
LATAM	48	1	—	49	1,652	1,701	19	1,720
APAC	1	—	1	2	716	718	—	718
Total Retail	$72	$11	$10	$93	$8,929	$9,022	$54	$9,076
Wholesale
NAFTA	$—	$—	$—	$—	$3,563	$3,563	$25	$3,588
EMEA	17	11	3	31	5,014	5,045	—	5,045
LATAM	—	—	—	—	513	513	—	513
APAC	3	—	—	3	655	658	—	658
Total Wholesale	$20	$11	$3	$34	$9,745	$9,779	$25	$9,804

	December 31, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
NAFTA	$—	$—	$—	$—	$3,651	$3,651	$41	$3,692
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	613	613	—	613
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,908	$9,951	$50	$10,001

Allowance for credit losses activity for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$394	$202	$—	$596
Provision	5	4	—	9
Charge-offs, net of recoveries	(26)	—	—	(26)
Foreign currency translation and other	(24)	(13)	—	(37)
Ending balance	$349	$193	$—	$542

	Six Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision	25	3	—	28
Charge-offs, net of recoveries	(40)	(1)	—	(41)
Foreign Currency Translation and Other	(19)	(9)	—	(28)
Ending Balance	349	193	—	542
Ending Balance: Individually Evaluated for Impairment	231	161	—	392
Ending Balance: Collectively Evaluated for Impairment	118	32	—	150
Receivables:
Ending Balance	9,076	9,804	77	18,957
Ending Balance: Individually Evaluated for Impairment	338	327	—	665
Ending Balance: Collectively Evaluated for Impairment	$8,738	$9,477	$77	$18,292

	Three Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$371	$209	$—	$580
Provision	16	1	—	17
Charge-offs, net of recoveries	(23)	(3)	—	(26)
Foreign currency translation and other	8	18	—	26
Ending balance	$372	$225	$—	$597

	Six Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	29	7	—	36
Charge-offs, net of recoveries	(42)	(5)	—	(47)
Foreign currency translation and other	11	23	—	34
Ending balance	372	225	—	597
Ending balance: Individually evaluated for impairment	195	172	—	367
Ending balance: Collectively evaluated for impairment	177	53	—	230
Receivables:
Ending balance	9,617	9,208	65	18,890
Ending balance: Individually evaluated for impairment	358	496	—	854
Ending balance: Collectively evaluated for impairment	$9,259	$8,712	$65	$18,036

Allowance for credit losses activity for the year ended December 31, 2017 is as follows:

	December 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	72	11	—	83
Charge-offs, net of recoveries	(103)	(15)	—	(118)
Foreign currency translation and other	40	4	—	44
Ending balance	383	200	—	583
Ending balance: Individually evaluated for impairment	212	164	—	376
Ending balance: Collectively evaluated for impairment	171	36	—	207
Receivables:
Ending balance	9,725	10,001	69	19,795
Ending balance: Individually evaluated for impairment	347	540	—	887
Ending balance: Collectively evaluated for impairment	$9,378	$9,461	$69	$18,908

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	June 30, 2018				December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
NAFTA	$32	$30	$16	$33	$39	$37	$18	$41
EMEA	$266	$266	$191	$278	$260	$260	$170	$277
LATAM	$35	$35	$21	$39	$45	$45	$22	$32
APAC	$5	$5	$3	$4	$3	$3	$2	$2
Wholesale
NAFTA	$30	$29	$4	$40	$44	$44	$3	$49
EMEA	$264	$264	$132	$265	$457	$457	$134	$443
LATAM	$25	$16	$19	$27	$30	$17	$21	$28
APAC	$8	$8	$6	$9	$9	$9	$6	$4
Total
Retail	$338	$336	$231	$354	$347	$345	$212	$352
Wholesale	$327	$317	$161	$341	$540	$527	$164	$524

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

As of June 30, 2018, the Company had 288 retail and finance lease contracts classified as TDRs where a NAFTA court has determined the concession. The pre-modification value was $10 million and the post-modification value was $9 million. Additionally, the Company had 377 accounts with a balance of $20 million undergoing bankruptcy proceedings where a concession has not yet been determined. As of June 30, 2017, the Company had 243 retail and finance lease contracts classified as TDRs where a NAFTA court has determined the concession. The pre-modification value of these contracts was $6 million and the post-modification value was $5 million. Additionally, the Company had 455 accounts with a balance of $26 million undergoing bankruptcy proceedings in NAFTA where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous 12 months ended June 30, 2018 and 2017.

As of June 30, 2018 and 2017, the Company had approximately $12 million and $16 million, respectively, in retail and finance lease contracts classified as TDRs in LATAM. The concessions granted on these receivables were primarily skipped payments and extended contract maturities. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended June 30, 2018 and 2017.

As of June 30, 2018 and 2017, the Company’s wholesale TDR agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables to securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These securitization trusts were determined to be VIEs, and consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.

At June 30, 2018 and December 31, 2017, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2018	December 31, 2017
Retail note and finance lease receivables	$6,488	$6,833
Wholesale receivables	7,388	7,156
Total	$13,876	$13,989